Property, plant and equipment, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	R$ 3,555
Property, plant and equipment at end of period	3,474	R$ 3,555
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,432	4,904
Acquisitions of property and equipment	520	618
Disposals, property, plant and equipment		(90)
Acquisitions through business combinations, property, plant and equipment	229
Property, plant and equipment at end of period	6,181	5,432
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,877)	(1,192)
Depreciation, property, plant and equipment	(830)	(685)
Property, plant and equipment at end of period	(2,707)	(1,877)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,129
Property, plant and equipment at end of period	1,106	1,129
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,522	1,500
Acquisitions of property and equipment	134	26
Disposals, property, plant and equipment		(4)
Acquisitions through business combinations, property, plant and equipment	0
Property, plant and equipment at end of period	1,656	1,522
Furniture and fixtures | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(393)	(252)
Depreciation, property, plant and equipment	(157)	(141)
Property, plant and equipment at end of period	(550)	(393)
Telecommunications equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,140
Property, plant and equipment at end of period	1,130	1,140
Telecommunications equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,213	1,713
Acquisitions of property and equipment	260	574
Disposals, property, plant and equipment		(74)
Acquisitions through business combinations, property, plant and equipment	229
Property, plant and equipment at end of period	2,702	2,213
Telecommunications equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,073)	(699)
Depreciation, property, plant and equipment	(499)	(374)
Property, plant and equipment at end of period	(1,572)	(1,073)
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,286
Property, plant and equipment at end of period	1,237	1,286
Leasehold improvement | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,697	1,691
Acquisitions of property and equipment	126	18
Disposals, property, plant and equipment		(12)
Acquisitions through business combinations, property, plant and equipment	0
Property, plant and equipment at end of period	1,823	1,697
Leasehold improvement | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(411)	(241)
Depreciation, property, plant and equipment	(175)	(170)
Property, plant and equipment at end of period	R$ (586)	R$ (411)